Pro Forma Loss Per Share	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Pro Forma Loss Per Share

6.Pro Forma Loss Per Share

The following table sets forth the computation of pro forma basic and diluted loss per share for the nine months ended September 30, 2017 and for the year ended December 31, 2016:

	Nine months ended September 30, 2017	Year ended December 31, 2016

Numerator
Pro-Forma net loss for the period	$ (2,397,771)	$ (1,691,933)

Denominator
Basic and Diluted – weighted average number of shares outstanding	83,874,605	70,934,260

Pro-Forma Loss Per Share – Basic and Diluted	$ (0.03)	$ (0.02)